World Omni Auto Receivables Trust 2008-B	Exhibit 99.1
Monthly Servicer Certificate
December 31, 2008

Dates Covered
Collections Period	12/01/08 - 12/31/08
Interest Accrual Period	12/15/08 - 01/14/09
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/09

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/08	737,587,498.99	45,977
Yield Supplement Overcollateralization Amount at 11/30/08	15,343,723.77	0

Receivables Balance at 11/30/08	752,931,222.76	45,977
Principal Payments	19,558,261.33	721
Defaulted Receivables	2,016,901.74	92
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/08	14,620,025.79	0

Pool Balance at 12/31/08	716,736,033.90	45,164

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	844,948,876.89	48,396

Delinquent Receivables:
Past Due 31-60 days	13,632,154.70	790
Past Due 61-90 days	3,811,192.08	209
Past Due 91 + days	1,461,762.44	69

Total	18,905,109.22	1,068

Total 31+ Delinquent as % Ending Pool Balance	2.64%

Recoveries	946,921.47

Aggregate Net Losses—December 2008	1,069,980.27

Overcollateralization Target Amount	23,293,921.10
Actual Overcollateralization	23,293,921.10

Weighted Average APR	7.40%
Weighted Average APR, Yield Adjusted	8.51%
Weighted Average Remaining Term	57.27

Flow of Funds	$ Amount
Collections	26,534,890.47
Advances	4,529.28
Investment Earnings on Cash Accounts	37,657.99
Servicing Fee	(627,442.69)
Interest Rate Swap Receipt	0.00

Available Funds	25,949,635.05

Distributions of Available Funds
(1) Monthly Swap Payment Amount	141,113.19
(2) Class A Interest	2,359,482.22
(3) First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders’ Principal Distributable Amount	20,173,792.47
(8) Remaining Amounts	3,275,247.17

Total Distributions of Available Funds	25,949,635.05

Servicing Fee	627,442.69
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	750,000,000.00
Original Class B	57,851,000.00

Total Class A & B
Note Balance @ 12/15/08	713,615,905.27
Principal Paid	20,173,792.47
Note Balance @ 01/15/09	693,442,112.80

Class A-1
Note Balance @ 12/15/08	91,764,905.27
Principal Paid	20,173,792.47
Note Balance @ 01/15/09	71,591,112.80
Note Factor @ 01/15/09	38.4898456%

Class A-2
Note Balance @ 12/15/08	240,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/09	240,000,000.00
Note Factor @ 01/15/09	100.0000000%

Class A-3a
Note Balance @ 12/15/08	134,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/09	134,000,000.00
Note Factor @ 01/15/09	100.0000000%

Class A-3b
Note Balance @ 12/15/08	65,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/09	65,000,000.00
Note Factor @ 01/15/09	100.0000000%

Class A-4
Note Balance @ 12/15/08	125,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/09	125,000,000.00
Note Factor @ 01/15/09	100.0000000%

Class B
Note Balance @ 12/15/08		57,851,000.00
Principal Paid		0.00
Note Balance @ 01/15/09		57,851,000.00
Note Factor @ 01/15/09		100.0000000%

Interest & Principal Payments	$	Amount
Total Interest Paid		2,359,482.22
Total Principal Paid		20,173,792.47

Total Paid		22,533,274.69

Class A-1
Coupon		2.99840%
Interest Paid		236,932.91
Principal Paid		20,173,792.47

Total Paid to A-1 Holders		20,410,725.38

Class A-2
Coupon		4.13000%
Interest Paid		826,000.00
Principal Paid		0.00

Total Paid to A-2 Holders		826,000.00

Class A-3a
Coupon		5.13000%
Interest Paid		572,850.00
Principal Paid		0.00

Total Paid to A-3a Holders		572,850.00

Class A-3b
One-Month Libor		1.19500%
Coupon		2.54500%
Interest Paid		142,449.31
Principal Paid		0.00

Total Paid to A-3b Holders		142,449.31

Class A-4
Coupon		5.58000%
Interest Paid		581,250.00
Principal Paid		0.00

Total Paid to A-4 Holders		581,250.00

Class B
Coupon		0.00000%
Interest Paid		0.00
Principal Paid		0.00

Total Paid to B Holders		0.00

Distribution per $1,000 of Notes		Total
Total Interest Distribution Amount		2.9206899
Total Interest Carryover Shortfall		0.0000000
Total Principal Distribution Amount		24.9721700

Total Distribution Amount		27.8928599

A-1 Interest Distribution Amount		1.2738328
A-1 Interest Carryover Shortfall		0.0000000
A-1 Principal Distribution Amount		108.4612498

Total A-1 Distribution Amount		109.7350826

A-2 Interest Distribution Amount		3.4416667
A-2 Interest Carryover Shortfall		0.0000000
A-2 Principal Distribution Amount		0.0000000

Total A-2 Distribution Amount		3.4416667

A-3a Interest Distribution Amount		4.2750000
A-3a Interest Carryover Shortfall		0.0000000
A-3a Principal Distribution Amount		0.0000000

Total A-3a Distribution Amount		4.2750000

A-3b Interest Distribution Amount		2.1915278
A-3b Interest Carryover Shortfall		0.0000000
A-3b Principal Distribution Amount		0.0000000

Total A-3b Distribution Amount		2.1915278

A-4 Interest Distribution Amount		4.6500000
A-4 Interest Carryover Shortfall		0.0000000
A-4 Principal Distribution Amount		0.0000000

Total A-4 Distribution Amount		4.6500000

B Interest Distribution Amount		0.0000000
B Interest Carryover Shortfall		0.0000000
B Principal Distribution Amount		0.0000000

Total B Distribution Amount		0.0000000

Noteholders’ First Priority Principal Distributable Amount		0.00
Noteholders’ Second Priority Principal Distributable Amount		0.00
Noteholders’ Principal Distributable Amount		1,000.00

Account Balances	$	Amount

Advances
Balance as of 11/30/08		231,550.81
Balance as of 12/31/08		236,080.09
Change		4,529.28

Reserve Fund
Balance as of 11/30/08		2,069,642.33
Investment Earnings		2,931.85
Prior Month’s Investment Earnings Paid		(3,526.63)
Withdrawal		0.00
Balance as of 12/31/08		2,069,047.55
Change		(594.78)

Reserve Fund Requirement		2,066,115.70